Stockholders’ Equity - 2 (Details) - USD ($)																																															1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025	Dec. 26, 2025	Dec. 05, 2025	Dec. 01, 2025	Nov. 05, 2025	Nov. 01, 2025	Oct. 31, 2025	Oct. 21, 2025	Sep. 25, 2025	Sep. 16, 2025	Sep. 09, 2025	Jun. 30, 2025	Jun. 25, 2025	Jun. 23, 2025	Mar. 04, 2025	Feb. 27, 2025	Feb. 07, 2025	Feb. 06, 2025	Feb. 01, 2025	Jan. 17, 2025	Jan. 06, 2025	Jan. 02, 2025	Dec. 25, 2024	Dec. 23, 2024	Dec. 20, 2024	Nov. 26, 2024	Nov. 18, 2024	Nov. 12, 2024	Aug. 22, 2024	Aug. 09, 2024	Jul. 31, 2024	Jul. 26, 2024	Jun. 26, 2024	Jun. 07, 2024	Apr. 22, 2024	Apr. 08, 2024	Apr. 03, 2024	Mar. 25, 2024	Mar. 22, 2024	Mar. 21, 2024	Mar. 06, 2024	Feb. 28, 2024	Feb. 01, 2024	Jan. 10, 2024	Feb. 07, 2023	Dec. 31, 2026	Sep. 30, 2026	Jun. 30, 2026	Mar. 31, 2026	Feb. 28, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 09, 2026	Nov. 27, 2024	Oct. 21, 2024	Aug. 12, 2024	Aug. 01, 2024
Stockholders’ Equity - 2 (Details) [Line Items]
Shares issued for settlement of accounts payable, description 1																																											On February 28, 2024, the Company issued 115 shares at a fair value of $11,270 to a vendor to settle $2,300 in outstanding liabilities, resulting in a loss on settlement of liabilities of $8,970.
Shares issued for settlement of accounts payable, description 2																																											On February 28, 2024, the Company issued 900 shares of common stock with a fair value of $88,200 to a vendor to settle $15,120 in outstanding liabilities, resulting in a loss on settlement of liabilities of $73,080.
Shares issued for settlement of accounts payable, description 3																																								On March 22, 2024, the Company issued 1,695 shares of common stock with a fair value of $203,370 to a vendor to settle $27,472 in outstanding liabilities, resulting in a loss on settlement of liabilities of $174,898.
Shares issued for settlement of accounts payable, description 4																														On August 22, 2024, the Company issued 6,250 shares of common stock with a fair value of $121,250 to a vendor in exchange for $120,000, resulting in a loss on settlement of liabilities of $1,250. This issuance satisfied the first stage of a payment plan entered into relating to the termination of the Company’s lease at 419 Lafayette Street. See Lease Agreements for further details on the lease agreement and its settlement.
Shares issued for settlement of accounts payable, description 5																													On November 12, 2024, Jessica Skube and the Company executed a settlement agreement for the matter of Skube v WHE Agency Inc., et al. As part of the agreement, Ms. Skube received 7,500 shares of the Company’s common stock, with an additional 1,750 shares of common stock issued in legal fees with a fair value of $145,410 to settle the outstanding balance of $191,360, resulting in a gain on settlement of liabilities of $45,950.
Shares issued for settlement of accounts payable, description 6																								On November 25, 2024, the Company entered into agreements with 2 vendors to settle a total of $665,620 in accounts payable for 21,868 shares of common stock with a fair value of $362,998 and 975 shares of Series G Preferred with a fair value of $606,938. This resulted in a loss on settlement of liabilities of $304,316.
Shares issued for settlement of accounts payable, description 7																									On December 23, 2024, the Company entered into agreements with 2 vendors to settle a total of $13,400 in accounts payable for 670 common shares with a fair value of $5,360, resulting in a gain on settlement of liabilities of $8,040.
Shares issued															100			92									1,992
Gain loss on settlement of debt (in Dollars)				$ 4,957																																																$ 950,408	$ 421,748	$ 948,031	$ 527,353
Stock based compensation (in Dollars)										$ 0																																										1,440,160	$ 2,360,259	12,748,152	3,310,183	$ 3,567,402
Fair value (in Dollars)																		$ 2,122
Membership interest percentage																																																												8.26%
Warrants exercise price (in Dollars per share)		$ 10																																																						$ 10
Expected life																																																								10 years	10 years
Total purchase price (in Dollars)						$ 69,127																											$ 109,000																							$ 14,439,924
Goodwill (in Dollars)		$ 0																																																						0	$ 5,415
Intangible Assets, net (in Dollars)		$ 28,043																																															$ 22,475			$ 22,475		22,475		$ 28,043	$ 103,550
Shares issued for acquisition of consolidated subsidiary, description																																																									On February 27, 2025, the Company issued 52,807 shares of common stock with a fair value of $950,526 to the shareholders of Flewber Global, Inc. in exchange for their equity in Flewber Global, Inc. as part of the acquisition of that entity.
Sale of stock		22,500							110,450				10,000
Gross proceeds (in Dollars)																																																			$ 276,140				$ 278,138
Warrants purchase shares																																																	2,040,800			2,040,800		2,040,800
Net proceeds (in Dollars)																																												$ 84,790
Stock based compensation, description																																																								On March 1, 2024, the Company issued 500 shares at a fair value of $51,100 to a vendor for services rendered. On May 17, 2024, these shares were then rescinded as part of a renegotiation of the agreement with this vendor.On April 22, 2024, the Company issued 572 shares at a fair value of $20,699 to a vendor for services rendered.On May 28, 2024, the Company issued 2,750 shares of common stock with a fair value of $99,000 to a vendor for services rendered.On March 5, 2024, the Company issued 500 shares at a fair value of $46,000 to a vendor for services rendered.On March 6, 2024, the Company issued 750 shares with a fair value of $69,750 to a vendor for services.On July 8, 2024, the Company issued 481 shares of common stock with a fair value of $10,288 to a vendor for services rendered.On July 24, 2024, the Company issued 8,250 shares with a fair market value of $155,100 to a vendor for services rendered.On August 20, 2024, the Company issued 500 shares of common stock with a fair value of $8,400 to 2 vendors for services rendered.On September 27, 2024, the Company issued 29 shares with a fair value of $217 to 2 directors of the Company for services rendered.On November 7, 2024, the Company issued 5,385 shares with a fair market value of $77,536 to consultants for services rendered.On December 18, 2024, the Company issued 260 shares with a fair market value of $2,079 to consultants for services rendered.
Recognized period amount (in Dollars)																			$ 109,250
Common stock, shares authorized		3,000,000,000																																															3,000,000,000			3,000,000,000		3,000,000,000		3,000,000,000
Preferred stock, shares authorized		20,000,000																																															20,000,000			20,000,000		20,000,000		20,000,000
Percentage of issued and outstanding common stock																																																										19.98%
Shares issued for acquisition of marketable securities, description																																																								On July 17, 2024, the Company acquired 0.5% of equity in Hollywall Entertainment Inc., in exchange for 829 shares of the Company’s common stock.On August 20, 2024, the Company acquired 0.5% of equity in Geopulse Explorations, Inc. a holding company focused on owning and developing technologies in the cannabis industry. As consideration for this acquisition, Geopulse Explorations received 1,084 shares of the Company’s common stock.On November 26, 2024, the Company acquired 1% of equity in Enzylotics, Inc. a biotechnology company focused on developing in the pharmaceutical industry. As consideration for this acquisition, Enzylotics received 1,992 shares of the Company’s common stock. On May 6, 2025, the Company and Enzylotics, Inc. agreed to rescind this agreement. The 1,992 shares of Creatd Common stock were cancelled, as were the Company’s shares of Enzylotics, Inc.On May 6, 2025, the Company acquired 17,000,000 shares in MineralRite Corporation, in exchange for 4,500 shares of the Company’s common stock.
Exercise of warrants to stock, description																																																								Between February 12, 2025, and February 26, 2025, the Company issued 224,820 shares of common stock pursuant to the cashless exercise of warrants.
Gross proceeds from warrant (in Dollars)															$ 2,000																																									$ 2,000
Shares issued for rounding in reverse stock split, description																																																								On January 24, 2024, the Company effectuated a 1-for-500 reverse stock split. 3,554 shares with a fair value of $12,084 were issued pursuant to rounding from this reverse stock split.
Number of shares issued		757,792																																															1,347,212			1,347,212		1,347,212		757,792
Common stock, shares outstanding		757,783																																															1,347,203			1,347,203		1,347,203		757,783
Vocal, Inc. [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Percentage of equity			21.73%
OG Collection, Inc. [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Shares issued			57,600
Percentage of equity			24.00%
Aggregate fair value (in Dollars)			$ 480,000
Stock based compensation in Creatd Inc [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Shares issued			40,404
Fair value of services (in Dollars)																	$ 450,000		$ 131,250			$ 22,377
Shares of restricted stock issued																	25,000		6,250			2,433																																	23,442
Prepaid expense (in Dollars)																			$ 21,875
Preferred series share													14,812																																								14,812		14,812
Fair value of issuances (in Dollars)												$ 2,890,000
Aggregate fair value (in Dollars)			$ 78,010
Stock based compensation in Creatd Inc [Member] | Vocal, Inc. [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Percentage of equity			21.73%
Preferred Stock [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Shares issued																																												12,204
Fair value of services (in Dollars)																																																							$ 592,465
Mezzanine Equity [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Number of shares issued		100,000,000																																																						100,000,000
Common stock, shares outstanding		100,000,000																																																						100,000,000
Subsequent Event [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Exercise price vest shares	6,000
Shares of restricted stock issued	36,634
Business Acquisitions [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Fair value of shares (in Dollars)		$ 367,609																															$ 38,150																							$ 367,609
Vocal, Inc. [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Total membership interests																															3.01%																												1.70%			48.72%
OG Collection, Inc. [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Total membership interests																																																											1.50%		1.50%	46.00%
Additional shares authorized																															2,000,000
Common stock, shares authorized																															1,000,000,000
Preferred stock, shares authorized																															50,000,000
Fly Flyte, Inc. [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Percentage of issued and outstanding common stock												19.98%
Fly Flyte, Inc. [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Percentage of issued and outstanding common stock												19.98%
Ownership rate											10.00%				10.00%																																											100.00%
Fly Flyte, Inc. [Member] | Maximum [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Ownership rate			41.73%
Fly Flyte, Inc. [Member] | Minimum [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Ownership rate			20.00%
OG Collection, Inc. [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Ownership rate		20.00%																																																						20.00%	44.00%
OG Collection, Inc. [Member] | Maximum [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Ownership rate			44.00%
OG Collection, Inc. [Member] | Minimum [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Ownership rate			20.00%
Shares issued for settlement of liabilities [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Shares issued														18,600		207					500		40
Fair value of services (in Dollars)														$ 127,968		$ 3,094							$ 264
Outstanding liabilities (in Dollars)														372,000		1,250							$ 800
Gain loss on settlement of debt (in Dollars)														$ 244,032		$ 1,844
Shares issued for settlement of compensation to employees and consultants [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Shares issued																																12,517		10,836	10,977	34,593
Fair value of services (in Dollars)																																$ 367,998		$ 343,476	$ 392,968	$ 1,252,239
Gain loss on settlement of debt (in Dollars)																																289,950		258,962	248,466	642,704
Fair value of services exchange (in Dollars)																																$ 78,048		$ 84,514	$ 144,502	$ 609,535
Shares issued for settlement of compensation to employees and consultants, description 2																																																								During the year ended December 31, 2024, the Company reversed the majority of the above conversions and rescinded 69,263 shares of common stock previously issued for the conversion of net pay owed to employees, officers, and directors, and payables to key consultants. The rescinded shares had a fair value of $581,807, and resulted in the reinstatement of $881,304 of the net pay owed to employees and payables and key consultants previously converted on April 22, June 7, June 26, and July 31, 2024.On October 1, 2024, the Company re-offered employees, officers, directors, and key consultants the ability to convert their payables into Preferred Series H stock, and issued 3,798 shares of Preferred Series H stock with a fair value of $755,422 in exchange for $379,405 in net pay owed to employees, officers, and directors, and payables to key consultants. These conversions resulted in a loss on settlement of debt of $376,017. The Series H Preferred shares issue contain all the standard terms and conditions under the certificate of destination for that class of stock, including conversion price adjustment upon the sale of equity at a lower price subsequent to the issuance of these shares. See Series H Convertible Preferred Stock for additional information on the terms of Series H Preferred.
Shares fully vested stock options											5,406
Exercise price (in Dollars per share)											$ 0.37
Additional stock options shares											12,500
Exercise price vest shares																																															3,125	3,125	3,125	3,125
Cumulatively options (in Dollars)																																																								$ 100,271
Stock based compensation (in Dollars)																																																								66,730
Shares issued for settlement of compensation to employees and consultants [Member] | Fly Flyte, Inc. [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Accrued payable (in Dollars)											$ 36,820
Stock based compensation (in Dollars)																																																								$ 33,541
Common Stock Issued For Financing Fees [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Fair value of services (in Dollars)																																														$ 2,122
Shares of restricted stock issued																																							150		175				700	89
Fair value (in Dollars)																																							$ 16,710		$ 21,700				$ 28,000
Common stock issued for financing fees, description																																																								On July 2, 2024, the Company issued 103 shares of common stock with a fair value of $2,431 to an investor for fees and penalties associated with a convertible note.
Shares Issued For Acquisition of Consolidated Subsidiary [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Shares of restricted stock issued																	52,807
Fair value (in Dollars)																	$ 950,526
Warrants issued																																	3,250
Warrants exercise price (in Dollars per share)																																	$ 24
Expected life																																	5 years
Goodwill (in Dollars)																																	$ 5,450
Intangible Assets, net (in Dollars)																																	$ 103,550
Shares Issued For Acquisition of Consolidated Subsidiary [Member] | Business Acquisitions [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Issue of shares																																	1,750
Fair value of shares (in Dollars)																																	$ 70,850
Membership interest percentage																																	100.00%
Shares Issued For Acquisition of Consolidated Subsidiary [Member] | Business Acquisitions [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Total purchase price (in Dollars)																																	$ 109,000
Cash Received For Common Stock [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Shares of restricted stock issued																																										358
Sale of stock																										5,000		1,334									500	500	1,193			358
Gross proceeds (in Dollars)																																					$ 25,000	$ 27,728	$ 83,872
Gross proceeds (in Dollars)																																										$ 25,000
Warrants Outstanding Weighted Average Exercise Price (in Dollars per share)																										$ 20		$ 25									$ 100					$ 140
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted-Average Remaining Contractual Term																										5 years		5 years									5 years					5 years
Stock Issued, Value, Stock Options Exercised, Net of Tax Benefit (Expense) (in Dollars)																										$ 64,375		$ 114,000									$ 35,100					$ 33,215
Warrants purchase shares																										5,000		6,334									500
Net proceeds (in Dollars)																				$ 276,140						$ 40,000		$ 20,000
Cash Received For Common Stock [Member] | Subsequent Event [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Sale of stock																				13,807
Stock based compensation in Creatd Inc [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Fair value of services (in Dollars)								$ 60,000									$ 450,000					$ 131,250
Outstanding liabilities (in Dollars)					$ 20,000
Gain loss on settlement of debt (in Dollars)					$ 2,557
Stock based compensation (in Dollars)								$ 19,890
Shares of restricted stock issued								10,000									25,000					6,250
Sale of stock																	25,000
Gross proceeds (in Dollars)																	$ 23,442
Recognized period amount (in Dollars)																						$ 109,250
Prepaid expense (in Dollars)																						21,875
Preferred series share																	14,812
Services to be provided by vendor (in Dollars)								$ 68,000
Shares issued for services				15,000	2,686		2,500
Fair value of issuances (in Dollars)				$ 157,800	$ 22,557		$ 15,000
Stock based compensation in Creatd Inc [Member] | Vendor [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Fair value of services (in Dollars)																						$ 22,377
Shares of restricted stock issued																						2,433
Common Stock [Member] | Stock based compensation in Creatd Inc [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Shares of restricted stock issued																	23,442
Fair value (in Dollars)																	$ 187,583
Common Stock [Member] | OG Collection, Inc. [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Additional shares authorized																															1,050,000,000
Series I Preferred Stock [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Warrants exercise price (in Dollars per share)																																																	$ 20			$ 20		$ 20
Preferred series share													14,812																																								14,812		14,812
Preferred stock, shares authorized		100,000																																															100,000			100,000		100,000		100,000
Series I Preferred Stock [Member] | Stock based compensation in Creatd Inc [Member]
Stockholders’ Equity - 2 (Details) [Line Items]
Fair value of services (in Dollars)																	$ 592,465